Note 10 - Acquired Intangible Assets, Net (Detail) - Acquired intangible assets (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Intangible assets not subject to amortization:
Impairment of Intangible Assets Not Subject to Amortization	$ (1,042,819)
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	6,544,622	4,900,697
Accumulated Amortization of Intangible Assets Subject to Amortization	(2,466,538)	(225,460)
Impairment of Intangible Assets Subject to Amortization	(4,078,084)
Net Carrying Amount of Intangible Assets Subject to Amortization		4,675,237
Trademarks [Member]
Intangible assets not subject to amortization:
Gross Carrying Amount of Intangible Assets Not Subject to Amortization	914,155
Impairment of Intangible Assets Not Subject to Amortization	(914,155)
Stock Exchange Trading Right [Member]
Intangible assets not subject to amortization:
Gross Carrying Amount of Intangible Assets Not Subject to Amortization	64,332
Impairment of Intangible Assets Not Subject to Amortization	(64,332)
Futures Exchange Trading Right [Member]
Intangible assets not subject to amortization:
Gross Carrying Amount of Intangible Assets Not Subject to Amortization	64,332
Impairment of Intangible Assets Not Subject to Amortization	(64,332)
Completed Technology [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	922,090	66,820
Accumulated Amortization of Intangible Assets Subject to Amortization	(922,090)	(7,276)
Net Carrying Amount of Intangible Assets Subject to Amortization		59,544
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	744,338
Accumulated Amortization of Intangible Assets Subject to Amortization	(744,338)
Value-Added Service License [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	29,361
Accumulated Amortization of Intangible Assets Subject to Amortization	(29,361)
Agreement With Mobile Operators [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	13,173
Accumulated Amortization of Intangible Assets Subject to Amortization	(13,173)
Securities Consulting License And Related Trademarks [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	3,713,487	4,833,877
Accumulated Amortization of Intangible Assets Subject to Amortization	(713,270)	(218,184)
Impairment of Intangible Assets Subject to Amortization	(3,000,217)
Net Carrying Amount of Intangible Assets Subject to Amortization		4,615,693
Intellectual Property [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	79,354
Accumulated Amortization of Intangible Assets Subject to Amortization	(44,306)
Impairment of Intangible Assets Subject to Amortization	$ (35,048)